Note 4 - Stockholders' Equity - Summary for Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Number of warrants outstanding (in shares)		7,077,374
Stock Purchase Warrants [Member]
Number of warrants outstanding (in shares)	7,203,494
Stock Purchase Warrants [Member] | Range One [Member]
Lower exercise price range (in dollars per share)	$ 0.30	$ 0.57
Upper range of exercise prices (in dollars per share)	$ 0.875	$ 0.875
Number of warrants outstanding (in shares)	6,662,709	6,162,709
Stock Purchase Warrants [Member] | Range Two [Member]
Lower exercise price range (in dollars per share)	$ 1.11	$ 1.11
Upper range of exercise prices (in dollars per share)		$ 5.79
Number of warrants outstanding (in shares)	34,617	34,617
Stock Purchase Warrants [Member] | Range Three [Member]
Lower exercise price range (in dollars per share)	$ 12.80	$ 12.80
Upper range of exercise prices (in dollars per share)	$ 12.90	$ 12.90
Number of warrants outstanding (in shares)	39,296	39,296
Stock Purchase Warrants [Member] | Range Four [Member]
Lower exercise price range (in dollars per share)	$ 16.20	$ 16.20
Upper range of exercise prices (in dollars per share)	$ 16.30	$ 16.30
Number of warrants outstanding (in shares)	174,544	174,544
Stock Purchase Warrants [Member] | Range Six [Member]
Lower exercise price range (in dollars per share)	$ 34.50	$ 22.10
Upper range of exercise prices (in dollars per share)	$ 39.20	$ 27.90
Number of warrants outstanding (in shares)	236,556	153,755
Stock Purchase Warrants [Member] | Range Seven [Member]
Lower exercise price range (in dollars per share)	$ 52.31	$ 34.50
Upper range of exercise prices (in dollars per share)	$ 52.31	$ 39.20
Number of warrants outstanding (in shares)	11,539	236,556
Stock Purchase Warrants [Member] | Range Nine [Member]
Lower exercise price range (in dollars per share)		$ 47.30
Upper range of exercise prices (in dollars per share)		$ 52.20
Number of warrants outstanding (in shares)		275,897